Asset Acquisitions and License Agreements -Additional Information (Detail) $ / shares in Units, $ in Thousands, € in Millions, $ in Millions		1 Months Ended													3 Months Ended				9 Months Ended		12 Months Ended		26 Months Ended
	Jul. 31, 2020 USD ($) shares	Nov. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CAD ($)	Apr. 30, 2018 USD ($)	May 31, 2012 USD ($)	May 31, 2012 EUR (€)	May 31, 2012 CAD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Business Acquisition [Line Items]
Long term debt			$ 170,280												$ 204,042				$ 204,042		$ 170,280	$ 108,592
Stock issued, value															56,116	[1]	$ 20,000	[1]			301,744	999,193
Gain (loss) on remeasurement of investment															(38,036)		(18,235)		(14,382)	$ 107,210	95,533	(136,005)
Research and development expense															153,450		202,261		486,335	358,404	832,758	263,217
Subscription receivable			100,000																		100,000
Payment to acquire business, net																					0	500
Share-based compensation expense																			487,797	45,516	84,958	122,572
Eisai Company Limited [Member] | Pharmanvanth Seven Gmbh [Member]
Business Acquisition [Line Items]
Payments to asset acquisition		$ 8,000
Research and development expense															14,100				14,100
Asset acquisition, Consideration Transferred, Equity Interests Issued and Issuable		$ 7,000
Stock shares issued during the period asset acquisition | shares		874,957
Stock shares issued value during the period asset acquisition		$ 6,100
Payable for each additional product indication															18,000				18,000
Shares Issued, Price Per Share | $ / shares		$ 8.00
Eisai Company Limited [Member] | Pharmanvanth Seven Gmbh [Member] | Commercial Milestone [Member]
Business Acquisition [Line Items]
Milestone payment payable															295,000				295,000
Eisai Company Limited [Member] | Pharmanvanth Seven Gmbh [Member] | Development And Regulatory Milestone [Member]
Business Acquisition [Line Items]
Milestone payment payable															$ 65,000				65,000
Silicon Therapeutics [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred			$ 450,000
Research and development expense																					399,600
Number of shares issued in business combination | shares			21,409,764
Payment to acquire business, net			$ 14,000																		15,600
Business combination, recognized identifiable assets acquired and liabilities assumed, assets			402,400																		402,400
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, accounts payable			281,700																		281,700
Business acquisition, equity interest issued or issuable, value assigned			105,100																		105,100
Share-based compensation expense																					23,500
Fair value of common shares			22,600																		22,600
Fair value of restricted stock																					15,600
Silicon Therapeutics [Member] | First Tranche [Member]
Business Acquisition [Line Items]
Asset acquisition, consideration transferred, liabilities incurred			350,000
Silicon Therapeutics [Member] | Second Tranche [Member]
Business Acquisition [Line Items]
Asset acquisition, consideration transferred, liabilities incurred			100,000
MAAC [Member]
Business Acquisition [Line Items]
Payments to asset acquisition																			10,000
Research and development expense																			82,100
Asset acquisition, consideration transferred, liabilities incurred																			2,100
Asset acquisition, consideration transferred																			82,100
Asset acquisition, Consideration Transferred, Equity Interests Issued and Issuable																			$ 70,000
Dermavant Sciences Ltd [Member]
Business Acquisition [Line Items]
Payments to asset acquisition												$ 191,000	€ 150.0
Contingent payment												133,000	€ 100.0
Future development and commercial milestone payments												137,000		$ 180.0
Long term debt												$ 117,500
Milestone payment									$ 23,000	$ 30.0
Nonrefundable, upfront payment								$ 60,000
Nonrefundable, upfront payment								$ 53,000
Non-refundable, up-front payment recognized																						$ 60,000
Genevant Sciences Ltd [Member]
Business Acquisition [Line Items]
Equity ownership interest, additional cash contribution											$ 38,700
Promissory notes issued																							$ 20,100
Stock issued | shares	74,272,043
Stock issued, value	$ 20,500
Aggregate principal amount of notes converted	$ 15,100
Notes converted, shares issued | shares	54,526,549
Percentage controlling interest	82.90%						82.90%
Investment, fair value			28,800																		28,800
Gain (loss) on remeasurement of investment																					28,800
Fair value of noncontrolling interests			9,200																		9,200
Cash paid for common shares																					20,500
Business combination, consideration transferred							$ 58,500
Research and development expense																					41,400
Genevant Sciences Ltd [Member] | Arbutus Biopharma Corporation [Member]
Business Acquisition [Line Items]
Stock issued | shares	9,057,566
Stock issued, value	$ 2,500
ProteoVant Sciences, Inc [Member]
Business Acquisition [Line Items]
Payments to asset acquisition																					101,200
Milestone payment				$ 100,000
Aggregate principal amount of notes converted						$ 11,500
Research and development expense																					116,500
Upfront proceeds						105,000
Payment under SRA						15,500
Settlement of promissory notes receivable																					11,900
Fair value of future contingent consideration payments			$ 3,400																		$ 3,400
Equity investment					$ 200,000												$ 200,000			$ 200,000
Ownership interest					40.00%
Subscription receivable				$ 100,000
ProteoVant Sciences, Inc [Member] | First Product First Product for Each Molecular Target Covered by Intellectual Property [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments						8,600
ProteoVant Sciences, Inc [Member] | First Product Targets Targeting Each of Two Specified Initial Targets [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments						100,000
ProteoVant Sciences, Inc [Member] | First Product Targets Each of Certain Specified Additional MolecularTargets [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments						51,000
Affivant Sciences [Member]
Business Acquisition [Line Items]
Payments to asset acquisition						40,000
Newly issued shares						20,000
Affivant Sciences [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments						$ 2,000,000

[1]	Retroactively restated for the stock subdivision as described in Note 3.